Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (WF VT Opportunity Fund))	0 Months Ended
Aug. 29, 2011
Class 1
Average Annual Return:
1 Year	23.76%
5 Year	5.56%
10 Year	4.90%
Inception Date of Share Class	Aug. 26, 2011
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	25.48%
5 Year	4.66%
10 Year	6.54%